Commitments And Contingencies	4 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies
NOTE 6 — COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of the Founder Shares, EBC Founder Shares, Private Placement Units and any units that may be issued upon conversion of working capital loans (and all underlying securities) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of Proposed Public Offering requiring the Company to register such securities for resale. The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. In compliance with FINRA Rule 5110(g)(8), the registration rights granted to EBC are limited to demand and “piggyback” rights for periods of five
and seven years, respectively, from the effective date of the Proposed Public Offering and EBC may only exercise its demand rights on one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company will grant the underwriter a
45-day
option from the date of Proposed Public Offering to purchase up to 1,500,000 additional Units to cover over-allotments, if any, at the Proposed Public Offering price less the underwriting discounts and commissions.
The underwriter will be entitled to a cash underwriting discount of $
0.20
per Unit, or $2,000,000 in the aggregate (or $2,300,000 in the aggregate if the underwriter’s over-allotment option is exercised in full), payable upon the closing of the Proposed Public Offering.
Business Combination Marketing Agreement
Pursuant to a Business Combination Marketing Agreement, the Company will engaged EBC as an advisor in connection with the initial Business Combination to assist the Company in holding meetings with shareholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing securities in connection with the initial Business Combination and assist the Company with press releases and public filings in connection with the Business Combination. The Company will pay EBC a cash fee for such services upon the consummation of the initial Business Combination for up to 3.5% of the gross proceeds of the Proposed Public Offering. In addition, the Company will pay EBC a cash fee in an amount equal to 1.0% of the total consideration payable in the initial Business Combination if it introduces the Company to the target business with whom it completes the initial Business Combination; provided that the foregoing fee will not be paid prior to the date that is 60 days from the effective date of the Proposed Public Offering unless FINRA determines that such payment would not be deemed underwriter’s compensation in connection with the Proposed Public Offering pursuant to FINRA Rule 5110.